Fair Value Measurements - Other Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Aug. 26, 2022	Dec. 31, 2021
Fair Value Measurements
Assets	$ 47,708	$ 54,981		$ 61,610
Liabilities	53,286	63,113		14,021
Warrant exercise price (in dollars per share)			$ 11.50
Green coffee associated with forward contracts
Fair Value Measurements
Assets	34,318	39,928		47,845
Forward sales contracts
Fair Value Measurements
Assets		15,053		13,593
Coffee futures contracts
Fair Value Measurements
Assets				172
Liabilities	302	3,334
Forward purchase contracts
Fair Value Measurements
Liabilities		4,258		14,021
Forward purchase and sales contracts
Fair Value Measurements
Assets	13,390	15,053
Liabilities	3,504	4,258
Westrock Public Warrants
Fair Value Measurements
Liabilities	$ 28,538	$ 27,179
Warrant exercise price (in dollars per share)	$ 2.43	$ 2.27
Westrock Private Warrants
Fair Value Measurements
Liabilities	$ 20,942	$ 28,342
Warrant exercise price (in dollars per share)	$ 2.83	$ 3.83
Level 1
Fair Value Measurements
Assets				172
Liabilities	$ 28,840	$ 30,513
Level 1 | Coffee futures contracts
Fair Value Measurements
Assets				172
Liabilities	302	3,334
Level 1 | Westrock Public Warrants
Fair Value Measurements
Liabilities	28,538	27,179
Level 2
Fair Value Measurements
Assets	47,708	54,981		61,438
Liabilities	3,504	4,258		14,021
Level 2 | Green coffee associated with forward contracts
Fair Value Measurements
Assets	34,318	39,928		47,845
Level 2 | Forward sales contracts
Fair Value Measurements
Assets		15,053		13,593
Level 2 | Forward purchase contracts
Fair Value Measurements
Liabilities		4,258		$ 14,021
Level 2 | Forward purchase and sales contracts
Fair Value Measurements
Assets	13,390	15,053
Liabilities	3,504	4,258
Level 3
Fair Value Measurements
Liabilities	20,942	28,342
Level 3 | Westrock Private Warrants
Fair Value Measurements
Liabilities	$ 20,942	$ 28,342